INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

NOTE 12 - INCOME TAXES

Income tax expense was as follows:

	2014	2013	2012

Current	$853,819	$900,288	$1,962,873
Deferred	43,864	(41,291)	(319,200)

	$897,683	$858,997	$1,643,673

Year-end deferred tax assets and liabilities were due to the following.  No valuation allowance for the realization of deferred tax assets is considered necessary.

	2014	2013

Deferred tax assets
Allowance for loan losses	$2,069,640	$1,875,345
Other real estate owned	538,175	518,265
Nonaccrual loan interest	29,542	117,991
Accrued pension	319,314	330,783
Accrued expenses	161,500	214,880
Unrealized loss on securities	—	2,640,761
Other	76,427	71,566

Deferred tax liabilities
Unrealized gain on securities	(407,487)	—
Bank premises and equipment	(1,189,944)	(1,061,101)
FHLB stock	(1,193,642)	(1,343,242)
Prepaid expenses	(281,930)	(78,914)
Mortgage servicing rights	(410,968)	(456,922)
Core deposit intangibles	(60,180)	(103,360)
Low income housing investments	(166,844)	(148,470)
Other	(138,175)	(140,042)

Net deferred tax asset (liability)	$(654,572)	$2,437,540

Effective tax rates differ from federal statutory rates applied to financial statement income due to the following:

	2014	2013	2012

U. S. federal income tax rate	34.0%	34.0%	34.0%
Changes from the statutory rate
Tax-exempt interest income	(14.7)	(16.8)	(13.8)
Historic and low income tax credits	(7.0)	(5.4)	(2.1)
Insurance captive	(1.8)	—	—
Non-deductible interest expense related to carrying tax-exempt investments	0.4	0.5	0.4
Other	0.4	0.6	0.5

	11.3%	12.9%	19.0%

Federal income tax laws provided the First Federal Savings Bank, acquired by the Company in 2003, with additional bad debt deductions through 1987, totaling $1.3 million.  Accounting standards do not require a deferred tax liability to be recorded on this amount, which otherwise would total a $441,000 liability at December 31, 2014.  The Company’s acquisition of First Federal Savings Bank did not require the recapture of the bad debt reserve.  However, if Kentucky Bank was liquidated or otherwise ceased to be a bank, or if tax laws were to change, the $441,000 would be recorded as expense.

Unrecognized Tax Benefits

The Company does not have any beginning and ending unrecognized tax benefits. The Company does not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months.

There were no interest and penalties recorded in the income statement or accrued for the years ended December 31, 2014 and 2013.

The Company and its subsidiaries file a consolidated U.S. Corporation income tax return and a corporate income tax return in the state of Kentucky.  The Company is no longer subject to examination by taxing authorities for years before 2011.